Employee Benefit Plans (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Pre-tax changes recognized in Other Comprehensive Income (AOCI) [Abstract]
Adjustments related to pensions beginning balance			$ 184,778
Actuarial (gain) loss for the year	253,969	(44,118)	119,685
Other adjustments pensions pre tax		563
Amortization of unrealized losses	(17,147)	(25,418)	(18,334)
Foreign currency translation adjustment	(21,661)	3,984	1,827
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	3.23%	4.55%
Rate of compensation increase	3.28%	3.29%
Components Of Net Periodic Benefit Cost [Abstract]
Service cost	18,617	15,900	10,704
Interest cost	29,513	26,859	26,194
Expected return on plan assets	(16,169)	(13,638)	(15,241)
Amortization of unrealized losses	17,147	25,418	18,334
Net periodic benefit costs	49,108	54,539	39,991
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	4.55%	4.14%	5.10%
Expected return on plan assets	6.00%	6.00%	7.00%
Rate of compensation increase	3.29%	3.32%	3.69%
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
2014	19,752
2015	21,633
2016	23,461
2017	25,154
2018	27,271
2019 - 2023	$ 170,331